UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21172

DWS RREEF Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS RREEF Real Estate Fund, Inc.

	Shares	Value ($)

Common Stocks 123.3%
Real Estate Investment Trusts (“REITs”) 123.3%
Apartments 20.4%
American Campus Communities, Inc.	736,602	21,575,073
Apartment Investment & Management Co. "A"	534,600	24,126,498
AvalonBay Communities, Inc. (a)	171,600	20,259,096
Home Properties, Inc.	62,300	3,250,814
UDR, Inc.	448,050	10,896,576

		80,108,057
Diversified 9.2%
Crystal River Capital, Inc. 144A	167,500	2,815,675
Duke Realty Corp.	331,850	11,219,848
iStar Financial, Inc. (a)	521,600	17,729,184

NorthStar Realty Finance Corp. (a)	202,700	2,012,811
Quadra Realty Trust, Inc. (a)	222,000	2,115,660

		35,893,178
Health Care 13.9%
OMEGA Healthcare Investors, Inc.	325,200	5,050,356
Senior Housing Properties Trust	613,700	13,538,222
Ventas, Inc.	868,800	35,968,320

		54,556,898
Hotels 10.3%
Ashford Hospitality Trust	1,764,196	17,730,170
Canyon Ranch Holdings LLC (Units)	230,400	5,856,473
DiamondRock Hospitality Co.	660,050	11,491,470
FelCor Lodging Trust, Inc.	86,350	1,720,956
Hersha Hospitality Trust	32,350	320,265
Hospitality Properties Trust	76,100	3,093,465

		40,212,799
Industrial 10.2%
First Industrial Realty Trust, Inc. (a)	376,200	14,622,894
Liberty Property Trust	633,900	25,489,119

		40,112,013
Office 20.9%
BioMed Realty Trust, Inc.	209,500	5,048,950
Digital Realty Trust, Inc.	409,500	16,130,205
Highwoods Properties, Inc.	481,500	17,656,605
HRPT Properties Trust	1,775,271	17,557,430
Lexington Realty Trust (a)	318,150	6,366,182
Mack-Cali Realty Corp.	468,800	19,267,680

		82,027,052
Other 0.8%
Deerfield Triarc Capital Corp.	357,300	3,233,565

Regional Malls 23.0%
CBL & Associates Properties, Inc.	250,450	8,778,272
Feldman Mall Properties, Inc.	90,100	681,156
Glimcher Realty Trust (a)	1,024,050	24,065,175
Pennsylvania Real Estate Investment Trust	171,400	6,674,316
Simon Property Group, Inc.	419,597	41,959,700
The Macerich Co.	91,000	7,969,780

		90,128,399
Shopping Centers 9.7%
Inland Real Estate Corp.	363,700	5,633,713
National Retail Properties, Inc. (a)	204,250	4,979,615
Realty Income Corp. (a)	227,750	6,365,613
Regency Centers Corp.	274,000	21,029,500

		38,008,441
Storage 4.9%
Extra Space Storage, Inc.	1,233,797	18,988,136

Total Common Stocks (Cost $324,287,212)		483,268,538
Preferred Stocks 15.6%
Real Estate Investment Trusts 15.6%
Apartments 1.4%
Associated Estates Realty Corp., 8.7%, Series II	221,000	5,635,500
Diversified Financial Services 0.3%
Northstar Realty Finance Corp., 8.25%, Series B	68,400	1,368,000
Health Care 1.4%
LTC Properties, Inc., 8.0%, Series F	223,200	5,414,832
Hotels 5.7%
AP AIMCAP Corp., 8.25%, Series A	176,800	3,464,184
Equity Inns, Inc., 8.75%, Series B	489,000	8,557,500
Strategic Hotels & Resorts, Inc. 8.25%, Series A	167,500	4,297,430
Strategic Hotels & Resorts, Inc. 8.25%, Series B	59,600	1,432,266
Sunstone Hotel Investors, Inc., 8.0%, Series A	196,500	4,647,225

		22,398,605
Office 1.2%
Digital Realty Trust, Inc., 8.5%, Series A	183,300	4,685,606
Regional Malls 1.1%
Taubman Centers, Inc., 8.0%, Series G	170,747	4,268,675
Shopping Centers 4.4%
Cedar Shopping Centers, Inc., 8.875%	150,000	3,789,000
Ramco-Gershenson Properties Trust, 9.5%, Series B (a)	208,000	5,201,040
Urstadt Biddle Properties, Inc., 8.5%, Series C	75,000	8,245,312

		17,235,352
Storage 0.1%
Public Storage, Inc., 10.00%, Series A	12,800	331,520

Total Preferred Stocks (Cost $65,415,640)		61,338,090
Securities Lending Collateral 13.2%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $51,546,050)	51,546,050	51,546,050
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $441,248,902)	152.1	596,152,678
Other Assets and Liabilities, Net	(11.3)	(44,303,056)
Preferred Stock, at Redemption Value	(40.8)	(160,000,000)

Net Assets, Applicable to Common Shareholders	100.0	391,849,622

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $50,202,653 which is 12.8% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2007, open interest rates swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

1/14/2004 1/14/2008	40,000,000[1]	Fixed — 2.992%	USD — Floating LIBOR BBA	272,520
1/28/2003 1/28/2008	40,000,000[1]	Fixed — 3.247%	USD — Floating LIBOR BBA	269,208
1/28/2003 1/28/2010	40,000,000[1]	Fixed — 3.769%	USD — Floating LIBOR BBA	672,164
1/28/2003 1/28/2010	40,000,000[1]	Fixed — 4.258%	USD — Floating LIBOR BBA	977,960

Total net unrealized appreciation				2,191,852

Counterparty:
1 USB AG
BBA: British Bankers’ Association
LIBOR: Represents the London InterBank Offered Rate.
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007